INVESTMENT IN EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
Schedule of carrying value of equity method investees
	At December 31,
	2013	2014
Beijing Actions	$2,856	$3,332
Nann Capital	14,987	24,020
	$17,843	$27,352

Summary of Financial Information of Equity Method Investees

	2013	2014
Balance sheets
Current assets	$13,714	$24,187
Non-current assets	31,909	44,439
Current liabilities	583	1,200
Non-current liabilities	-	-

	2012	2013	2014
Results of operations
Revenues	$4,904	$5,446	$9,144
Gross profit	2,700	3,056	5,478
(Loss) income from operations	(555)	(933)	653
Net (loss) income	$(9)	$(787)	$1,093